Investment Properties - Summary of Investment Properties Provided as Collateral (Detail) - Land and buildings [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deposits 1 [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	₩ 548,567	₩ 583,778
Secured amount	₩ 66,551	₩ 74,963
Related account	Deposits	Deposits
Related amount	₩ 59,492	₩ 63,923
Borrowings [member]
Disclosure of detailed information about investment property [line items]
Carrying amount	5,292	7,897
Secured amount	₩ 3,987	₩ 7,905
Related account	Borrowings	Borrowings
Related amount	₩ 3,322	₩ 5,270